Financial Instruments and Risk Management - Disclosure of Detailed Information about Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financial Instruments And Risk Management
Debt (net of debt issuance cost of $691 (2018: $1,210))	$ 280,828	$ 276,946
Cash and cash equivalents	89,117	87,762	$ 112,267	$ 182,774
Net debt	145,045	189,184
Equity	$ 656,985	$ 1,003,417	$ 883,548	$ 809,094
Net debt to equity ratio	22.10%	18.90%